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Metropolitan Life Insurance Company
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101                                           MetLife(R)


Tel 212-578-5334     Fax 212 215-1622


September 8, 2006

VIA EDGAR
Securities and Exchange Commission
100 Fifth Street, NE
Washington, D.C. 20549

Re: Metropolitan Life Separate Account E
    File No. 811-4001

Commissioners:

Semi-annual reports dated June 30, 2006 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of the Metropolitan Life Separate Account E of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The semi-annual reports for certain portfolios of Calvert Variable Series Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000708950, File No. 811-03591.

The semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS No. 0001126087, File No. 811-10183.

The semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS No. 0000710826, Field No. 811-03618.

The semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

Sincerely,

/s/ Myra L. Saul
Myra L. Saul